Distribution Date:	10/18/21	WFRBS Commercial Mortgage Trust 2013-C12
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com

Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street, | Oakland, CA 94612

Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.

Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902

Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202

Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC

Principal Prepayment Detail	19		General	(305) 229-6465

Historical Detail	20		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131

Delinquency Loan Detail	21	Administrative Agent	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	22
			PO Box 4839, | Greenwich, CT 06831
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Wells Fargo Bank, N.A.

Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Modified Loan Detail	25				trustadministrationgroup@wellsfargo.com

Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
		Trustee	U.S. Bank National Association
Historical Bond / Collateral Loss Reconciliation Detail	27
			General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	28
			190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92937FAA9	0.735000%	63,911,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937FAB7	2.072000%	142,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937FAC5	2.880000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92937FAS0	3.150000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92937FAQ4	0.734130%	90,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937FAD3	3.198000%	298,198,000.00	288,229,392.95	5,022,153.76	768,131.33	0.00	0.00	5,790,285.09	283,207,239.19	54.26%	30.00%
A-SB	92937FAE1	2.838000%	101,955,000.00	25,776,933.95	2,151,041.03	60,962.45	0.00	0.00	2,212,003.48	23,625,892.92	54.26%	30.00%
A-S	92937FAF8	3.560000%	120,070,000.00	120,070,000.00	0.00	356,207.67	0.00	0.00	356,207.67	120,070,000.00	36.37%	20.25%
B	92937FAG6	3.863000%	75,429,000.00	75,429,000.00	0.00	242,818.52	0.00	0.00	242,818.52	75,429,000.00	25.12%	14.13%
C	92937FAH4	4.304285%	50,799,000.00	50,799,000.00	0.00	182,211.16	0.00	0.00	182,211.16	50,799,000.00	17.55%	10.00%
D	92937FAU5	4.379285%	41,563,000.00	41,563,000.00	0.00	151,680.20	0.00	0.00	151,680.20	41,563,000.00	11.36%	6.63%
E	92937FAX9	3.500000%	27,709,000.00	27,709,000.00	0.00	80,817.92	0.00	0.00	80,817.92	27,709,000.00	7.23%	4.38%
F	92937FAY7	3.500000%	16,933,000.00	16,933,000.00	0.00	49,387.92	0.00	0.00	49,387.92	16,933,000.00	4.70%	3.00%
G	92937FBB6	3.500000%	36,945,114.00	31,546,658.61	0.00	67,215.81	0.00	0.00	67,215.81	31,546,658.61	0.00%	0.00%
R	92937FBE0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92937FBD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,231,492,114.01	678,055,985.51	7,173,194.79	1,959,432.98	0.00	0.00	9,132,627.77	670,882,790.72

Notional Certificates
X-A	92937FAJ0	1.102531%	982,114,000.00	434,076,326.90	0.00	398,818.67	0.00	0.00	398,818.67	426,903,132.11
X-B	92937FAL5	0.338695%	126,228,000.00	126,228,000.00	0.00	35,627.35	0.00	0.00	35,627.35	126,228,000.00
X-C	92937FAP6	0.879285%	81,587,114.00	76,188,658.61	0.00	55,826.32	0.00	0.00	55,826.32	76,188,658.61
Notional SubTotal			1,189,929,114.00	636,492,985.51	0.00	490,272.34	0.00	0.00	490,272.34	629,319,790.72

Deal Distribution Total					7,173,194.79	2,449,705.32	0.00	0.00	9,622,900.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937FAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92937FAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92937FAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937FAD3	966.57051003	16.84167486	2.57591040	0.00000000	0.00000000	0.00000000	0.00000000	19.41758526	949.72883517
A-SB	92937FAE1	252.82657986	21.09794547	0.59793487	0.00000000	0.00000000	0.00000000	0.00000000	21.69588034	231.72863440
A-S	92937FAF8	1,000.00000000	0.00000000	2.96666669	0.00000000	0.00000000	0.00000000	0.00000000	2.96666669	1,000.00000000
B	92937FAG6	1,000.00000000	0.00000000	3.21916663	0.00000000	0.00000000	0.00000000	0.00000000	3.21916663	1,000.00000000
C	92937FAH4	1,000.00000000	0.00000000	3.58690447	0.00000000	0.00000000	0.00000000	0.00000000	3.58690447	1,000.00000000
D	92937FAU5	1,000.00000000	0.00000000	3.64940452	0.00000000	0.00000000	0.00000000	0.00000000	3.64940452	1,000.00000000
E	92937FAX9	1,000.00000000	0.00000000	2.91666679	0.00000000	0.00000000	0.00000000	0.00000000	2.91666679	1,000.00000000
F	92937FAY7	1,000.00000000	0.00000000	2.91666686	0.00000000	0.00000000	0.00000000	0.00000000	2.91666686	1,000.00000000
G	92937FBB6	853.87904365	0.00000000	1.81934234	0.67113827	12.68949014	0.00000000	0.00000000	1.81934234	853.87904365
R	92937FBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92937FBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937FAJ0	441.98160998	0.00000000	0.40608185	0.00000000	0.00000000	0.00000000	0.00000000	0.40608185	434.67777886
X-B	92937FAL5	1,000.00000000	0.00000000	0.28224602	0.00000000	0.00000000	0.00000000	0.00000000	0.28224602	1,000.00000000
X-C	92937FAP6	933.83200943	0.00000000	0.68425413	0.00000000	0.00000000	0.00000000	0.00000000	0.68425413	933.83200943

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	768,131.33	0.00	768,131.33	0.00	0.00	0.00	768,131.33	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	60,962.45	0.00	60,962.45	0.00	0.00	0.00	60,962.45	0.00
X-A	09/01/21 - 09/30/21	30	0.00	398,818.67	0.00	398,818.67	0.00	0.00	0.00	398,818.67	0.00
X-B	09/01/21 - 09/30/21	30	0.00	35,627.35	0.00	35,627.35	0.00	0.00	0.00	35,627.35	0.00
X-C	09/01/21 - 09/30/21	30	0.00	55,826.32	0.00	55,826.32	0.00	0.00	0.00	55,826.32	0.00
A-S	09/01/21 - 09/30/21	30	0.00	356,207.67	0.00	356,207.67	0.00	0.00	0.00	356,207.67	0.00
B	09/01/21 - 09/30/21	30	0.00	242,818.52	0.00	242,818.52	0.00	0.00	0.00	242,818.52	0.00
C	09/01/21 - 09/30/21	30	0.00	182,211.16	0.00	182,211.16	0.00	0.00	0.00	182,211.16	0.00
D	09/01/21 - 09/30/21	30	0.00	151,680.20	0.00	151,680.20	0.00	0.00	0.00	151,680.20	0.00
E	09/01/21 - 09/30/21	30	0.00	80,817.92	0.00	80,817.92	0.00	0.00	0.00	80,817.92	0.00
F	09/01/21 - 09/30/21	30	0.00	49,387.92	0.00	49,387.92	0.00	0.00	0.00	49,387.92	0.00
G	09/01/21 - 09/30/21	30	444,019.38	92,011.09	0.00	92,011.09	24,795.28	0.00	0.00	67,215.81	468,814.66
Totals			444,019.38	2,474,500.60	0.00	2,474,500.60	24,795.28	0.00	0.00	2,449,705.32	468,814.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information

Total Available Distribution Amount (1)	9,622,900.11
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	0.084130
Next Period 1 Month LIBOR %	0.085880
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,493,965.93	Master Servicing Fee	16,075.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,761.25
Interest Adjustments	0.00	Trustee Fee	216.41
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,412.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,493,965.93	Total Fees	19,465.34

Principal		Expenses/Reimbursements
Scheduled Principal	1,223,806.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	407.11
Principal Prepayments	5,949,388.79	Special Servicing Fees (Monthly)	24,061.49
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	326.68
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,173,194.79	Total Expenses/Reimbursements	24,795.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,449,705.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	7,173,194.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,622,900.11
Total Funds Collected	9,667,160.72	Total Funds Distributed	9,667,160.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	678,055,985.51	678,055,985.51	Beginning Certificate Balance	678,055,985.51
(-) Scheduled Principal Collections	1,223,806.00	1,223,806.00	(-) Principal Distributions	7,173,194.79
(-) Unscheduled Principal Collections	5,949,388.79	5,949,388.79	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	670,882,790.72	670,882,790.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	680,086,631.59	680,086,631.59	Ending Certificate Balance	670,882,790.72
Ending Actual Collateral Balance	672,110,819.91	672,110,819.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	177,533,670.76	26.46%	20	4.3685	NAP	Defeased	17	177,533,670.76	26.46%	20	4.3685	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	12	183,772,202.57	27.39%	17	4.5077	1.074429
1,000,001 to 2,000,000	9	12,099,918.99	1.80%	15	5.1387	1.914589	1.41 to 1.50	4	16,681,751.02	2.49%	54	4.3725	1.446700
2,000,001 to 3,000,000	4	10,445,875.36	1.56%	76	4.6474	1.902567	1.51 to 1.60	3	15,160,720.31	2.26%	17	4.6274	1.551410
3,000,001 to 4,000,000	2	7,042,219.84	1.05%	17	4.8386	1.951496	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	6	27,428,467.51	4.09%	17	4.6242	2.090720	1.71 to 1.80	2	18,638,626.92	2.78%	17	4.3776	1.745956
5,000,001 to 6,000,000	1	5,720,000.00	0.85%	17	4.0700	5.785800	1.81 to 1.90	2	14,776,684.27	2.20%	16	4.6476	1.854445
6,000,001 to 7,000,000	4	26,023,711.96	3.88%	15	4.6003	1.974181	1.91 to 2.00	3	18,498,649.53	2.76%	15	4.5257	1.919146
7,000,001 to 8,000,000	4	29,832,426.70	4.45%	16	4.5164	1.876338	2.01 to 2.25	5	30,419,499.42	4.53%	15	4.5486	2.134388
8,000,001 to 9,000,000	5	42,331,194.42	6.31%	17	4.2943	1.619156	2.26 to 2.50	8	80,816,911.74	12.05%	16	4.4123	2.415623
9,000,001 to 10,000,000	2	18,507,067.23	2.76%	15	4.2443	1.986836	2.51 to 3.00	2	3,294,532.53	0.49%	15	5.0930	2.568491
10,000,001 to 15,000,000	3	36,260,331.67	5.40%	17	4.4895	1.533287	3.01 to 3.50	2	78,904,678.36	11.76%	243	4.2627	3.343397
15,000,001 to 20,000,000	1	16,567,158.31	2.47%	17	4.8800	0.664000	3.51 to 4.00	2	26,664,863.29	3.97%	15	3.8942	3.761297
20,000,001 to 30,000,000	3	76,398,600.07	11.39%	15	4.1884	2.862550	4.01 or greater	1	5,720,000.00	0.85%	17	4.0700	5.785800
30,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	63	670,882,790.72	100.00%	45	4.4065	2.006084
70,000,001 to 90,000,000	1	74,250,000.00	11.07%	257	4.2290	3.350800
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 and greater	1	110,442,147.90	16.46%	17	4.4670	1.017600
Totals	63	670,882,790.72	100.00%	45	4.4065	2.006084
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	177,533,670.76	26.46%	20	4.3685	NAP
							Defeased	18	177,533,670.76	26.46%	20	4.3685	NAP
Arizona	3	4,791,964.25	0.71%	17	4.7487	1.427761
							Industrial	2	10,356,972.26	1.54%	16	4.6511	2.246717
Arkansas	2	3,786,088.77	0.56%	16	4.9649	2.072907
							Lodging	7	154,467,867.30	23.02%	17	4.5566	1.099077
California	8	68,558,550.12	10.22%	25	4.2741	2.440283
							Mixed Use	2	34,594,785.24	5.16%	16	4.2612	2.113612
Colorado	1	3,074,551.24	0.46%	17	4.5400	1.398000
							Mobile Home Park	6	7,878,029.95	1.17%	17	5.1559	1.956557
Florida	2	112,401,277.29	16.75%	17	4.4793	1.043956
							Multi-Family	2	3,685,661.77	0.55%	12	4.9288	1.649503
Georgia	2	11,830,504.76	1.76%	17	4.8734	2.034539
							Office	6	109,467,855.05	16.32%	180	4.2517	2.862180
Illinois	3	14,822,677.88	2.21%	17	4.6420	1.652931
							Retail	30	159,820,638.76	23.82%	20	4.3730	2.176102
Indiana	1	8,282,618.94	1.23%	17	4.2820	1.743900
							Self Storage	3	13,077,309.95	1.95%	17	4.4460	4.404903
Louisiana	1	1,116,009.79	0.17%	17	5.2200	1.578300
							Totals	76	670,882,790.72	100.00%	45	4.4065	2.006084
Michigan	1	1,189,397.93	0.18%	16	5.1700	1.284100

Nevada	3	28,505,620.35	4.25%	15	3.9208	3.558872

New Jersey	3	95,894,864.03	14.29%	203	4.2911	2.971537

New York	1	1,075,369.03	0.16%	1	5.1200	0.990000

North Carolina	2	8,477,595.03	1.26%	17	4.9471	0.967087

Ohio	3	6,596,868.30	0.98%	17	4.7726	1.257517

Oregon	1	9,000,000.00	1.34%	17	4.2730	1.376800

Pennsylvania	1	4,240,344.62	0.63%	16	4.2800	2.151000

South Carolina	2	1,407,695.17	0.21%	16	4.9300	1.921800

Texas	11	72,938,782.99	10.87%	16	4.4690	2.049205

Utah	3	17,404,566.88	2.59%	16	4.5946	1.429435

Virginia	1	6,921,062.32	1.03%	13	4.8500	2.153800

Washington	2	8,873,614.84	1.32%	15	4.4129	1.788839

Wisconsin	1	2,159,095.75	0.32%	17	4.8000	1.445600

Totals	76	670,882,790.72	100.00%	45	4.4065	2.006084

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	177,533,670.76	26.46%	20	4.3685	NAP	Defeased	17	177,533,670.76	26.46%	20	4.3685	NAP
	4.500% or less	20	379,300,249.07	56.54%	63	4.3111	2.139985	3 months or less	2	76,854,465.87	11.46%	257	4.2397	3.286822
	4.501% to 4.750%	9	48,743,456.59	7.27%	30	4.5652	1.706390	4 months or greater	44	416,494,654.09	62.08%	16	4.4534	1.809758
	4.751% to 5.000%	8	44,470,142.43	6.63%	16	4.8702	1.584938	Totals	63	670,882,790.72	100.00%	45	4.4065	2.006084
	5.001% to 5.250%	9	20,835,271.87	3.11%	16	5.1045	1.968155
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	670,882,790.72	100.00%	45	4.4065	2.006084
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	177,533,670.76	26.46%	20	4.3685	NAP	Defeased	17	177,533,670.76	26.46%	20	4.3685	NAP
	60 months or less	44	416,494,654.09	62.08%	16	4.4534	1.809758	Interest Only	4	112,932,231.93	16.83%	174	4.1358	3.409838
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	2	76,854,465.87	11.46%	257	4.2397	3.286822	121 months to 180 months	1	1,387,407.99	0.21%	16	5.1300	1.517100
	Totals	63	670,882,790.72	100.00%	45	4.4065	2.006084	181 months to 240 months	16	103,942,573.90	15.49%	16	4.6704	1.801839
								241 months to 300 months	25	275,086,906.14	41.00%	19	4.4387	1.570007
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	670,882,790.72	100.00%	45	4.4065	2.006084
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	177,533,670.76	26.46%	20	4.3685	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	485,270,328.91	72.33%	54	4.4117	2.051124
	13 to 24 months	3	6,889,393.43	1.03%	15	4.8827	1.376726
	24 months or greater	1	1,189,397.62	0.18%	16	5.1700	1.284100
	Totals	63	670,882,790.72	100.00%	45	4.4065	2.006084
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000204	LO	Miami Beach	FL	Actual/360	4.467%	411,936.02	218,972.00	0.00	N/A	03/01/23	--	110,661,119.90	110,442,147.90	05/01/21
4	440000207	OF	Hopewell	NJ	Actual/360	4.229%	261,669.38	0.00	0.00	N/A	03/01/43	--	74,250,000.00	74,250,000.00	10/01/21
6	440000187	RT	Various	NV	Actual/360	3.811%	76,100.05	0.00	0.00	N/A	01/01/23	--	23,962,231.93	23,962,231.93	10/01/21
7	310917239	RT	Las Vegas	NV	Actual/360	3.955%	131,833.33	0.00	0.00	N/A	11/01/22	--	40,000,000.00	40,000,000.00	10/01/21
8	310916850	OF	Northfield	IL	Actual/360	4.050%	123,187.50	0.00	0.00	N/A	11/01/22	--	36,500,000.00	36,500,000.00	10/01/21
9	310917242	RT	Victoria	TX	30/360	4.460%	100,109.24	93,638.34	0.00	N/A	01/01/23	--	26,935,221.24	26,841,582.90	10/01/21
11	440000194	MU	Del Mar	CA	Actual/360	4.257%	90,972.56	49,347.13	0.00	N/A	02/01/23	--	25,644,132.37	25,594,785.24	10/01/21
13	416000077	LO	Various	Various	Actual/360	4.880%	67,591.53	53,708.65	0.00	N/A	03/01/23	--	16,620,866.96	16,567,158.31	10/01/21
14	310916867	MU	Oakland	CA	Actual/360	4.420%	60,809.36	38,424.90	0.00	N/A	11/01/22	--	16,509,327.65	16,470,902.75	10/01/21
15	440000203	LO	Lakewood	NJ	Actual/360	4.488%	49,710.91	44,664.86	0.00	N/A	03/01/23	--	13,291,686.02	13,247,021.16	10/01/21
17	300140017	MF	Houston	TX	Actual/360	4.460%	47,510.15	29,235.96	0.00	N/A	02/05/23	--	12,782,999.57	12,753,763.61	10/05/21
18	440000205	RT	Fort Worth	TX	Actual/360	4.520%	47,783.47	28,575.44	0.00	N/A	03/01/23	--	12,685,877.97	12,657,302.53	10/01/21
19	300140019	MH	Louisville	KY	Actual/360	5.200%	50,295.29	23,834.68	0.00	N/A	03/01/23	--	11,606,604.43	11,582,769.75	10/01/21
20	440000198	RT	Grand Prairie	TX	Actual/360	4.454%	38,525.60	23,586.95	0.00	N/A	03/01/23	--	10,379,594.93	10,356,007.98	10/01/21
22	440000185	RT	Mesquite	TX	Actual/360	4.150%	32,311.93	22,374.69	0.00	N/A	01/01/23	--	9,343,208.06	9,320,833.37	10/01/21
23	310917337	OF	Goleta	CA	Actual/360	4.340%	33,300.92	21,393.61	0.00	N/A	02/01/23	--	9,207,627.47	9,186,233.86	09/01/21
24	440000199	OF	South Bend	IN	Actual/360	4.282%	29,656.85	28,501.02	0.00	N/A	03/01/23	--	8,311,119.96	8,282,618.94	10/01/21
27	416000076	OF	Rialto	CA	Actual/360	4.880%	28,361.32	37,136.49	0.00	N/A	12/01/22	--	6,974,094.04	6,936,957.55	10/01/21
28	440000201	RT	Chicago	IL	Actual/360	4.393%	30,775.64	19,259.11	0.00	N/A	03/01/23	--	8,406,730.39	8,387,471.28	10/01/21
29	300140029	MU	San Antonio	TX	Actual/360	4.870%	34,488.26	18,402.22	0.00	N/A	02/01/23	--	8,498,133.36	8,479,731.14	10/01/21
30	410917962	IN	North Bergen	NJ	Actual/360	4.530%	31,773.86	19,073.08	0.00	N/A	02/01/23	--	8,416,916.28	8,397,843.20	10/01/21
31	440000188	RT	Aliso Viejo	CA	Actual/360	3.990%	27,542.31	20,141.59	0.00	N/A	02/01/23	--	8,283,402.59	8,263,261.00	10/01/21
32	300140032	MF	Memphis	TN	Actual/360	4.410%	29,283.64	18,344.78	0.00	N/A	02/01/23	--	7,968,338.60	7,949,993.82	10/01/21
33	440000195	LO	Lithia Springs	GA	Actual/360	5.025%	30,626.40	23,289.97	0.00	N/A	03/01/23	--	7,313,767.58	7,290,477.61	10/01/21
34	640915513	RT	Saint George	UT	Actual/360	4.230%	26,998.47	18,152.34	0.00	N/A	01/01/23	--	7,659,140.66	7,640,988.32	10/01/21
35	440000197	MU	Portland	OR	Actual/360	4.273%	32,047.50	0.00	0.00	N/A	03/01/23	--	9,000,000.00	9,000,000.00	10/01/21
37	310917095	OF	Tacoma	WA	Actual/360	4.280%	26,763.82	17,668.98	0.00	N/A	01/01/23	--	7,503,875.64	7,486,206.66	10/01/21
38	310916149	RT	Manteca	CA	Actual/360	4.220%	26,341.18	17,775.49	0.00	N/A	01/01/23	--	7,490,383.64	7,472,608.15	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
39	310916775	LO	Waynesboro	VA	Actual/360	4.850%	28,066.34	23,187.34	0.00	N/A	11/01/22	--	6,944,249.86	6,921,062.52	10/01/21
40	300140040	RT	San Antonio	TX	Actual/360	4.550%	28,177.49	16,672.64	0.00	N/A	03/01/23	--	7,431,426.75	7,414,754.11	10/01/21
42	300140042	RT	Simi Valley	CA	Actual/360	4.280%	23,283.07	15,287.07	0.00	N/A	02/01/23	--	6,527,962.15	6,512,675.08	10/01/21
43	300140043	OF	Denver	CO	Actual/360	4.810%	24,533.83	19,918.14	0.00	N/A	03/05/38	--	6,120,705.52	6,100,787.38	10/05/21
44	416000073	RT	Various	Various	Actual/360	4.930%	27,039.66	14,137.24	0.00	N/A	02/01/23	--	6,581,661.06	6,567,523.82	10/01/21
45	416000078	OF	Carpinteria	CA	Actual/360	4.300%	21,630.61	14,000.13	0.00	N/A	03/01/23	--	6,036,450.67	6,022,450.54	10/01/21
46	300140046	IN	Logan	UT	Actual/360	4.490%	22,632.39	13,679.66	0.00	N/A	03/01/23	--	6,048,746.19	6,035,066.53	10/01/21
48	416000074	RT	Various	Various	Actual/360	4.800%	18,572.75	16,552.51	0.00	N/A	03/01/23	--	4,643,186.26	4,626,633.75	10/01/21
49	300140049	RT	Union City	GA	Actual/360	4.630%	17,575.17	15,092.58	0.00	N/A	03/01/23	--	4,555,119.73	4,540,027.15	10/01/21
50	310917948	SS	Goleta	CA	Actual/360	4.070%	19,400.33	0.00	0.00	N/A	03/01/23	--	5,720,000.00	5,720,000.00	10/01/21
51	416000075	RT	Deerfield Township	OH	Actual/360	4.700%	18,933.26	10,629.10	0.00	N/A	03/01/23	--	4,834,024.44	4,823,395.34	06/01/20
52	410916727	SS	Del Rey Oaks	CA	Actual/360	4.800%	18,659.50	10,197.10	0.00	N/A	02/01/23	--	4,664,875.46	4,654,678.36	10/01/21
53	300140053	RT	Texas City	TX	Actual/360	4.660%	18,044.01	10,348.99	0.00	N/A	02/01/23	--	4,646,526.51	4,636,177.52	10/01/21
54	410917505	OF	Allentown	PA	Actual/360	4.280%	15,176.37	14,711.69	0.00	N/A	02/01/23	--	4,255,056.18	4,240,344.49	10/01/21
55	410917748	RT	Las Vegas	NV	Actual/360	4.500%	17,076.27	10,284.74	0.00	N/A	03/01/23	--	4,553,673.16	4,543,388.42	10/01/21
58	310917677	RT	Plainfield	IL	Actual/360	5.070%	16,816.71	12,617.07	0.00	N/A	03/01/23	--	3,980,285.67	3,967,668.60	10/01/21
59	470074980	MF	New York	NY	Actual/360	5.190%	17,890.09	4,136,437.80	0.00	N/A	09/01/21	--	4,136,437.80	0.00	09/01/21
60	300140060	OF	Auburn Hills	MI	Actual/360	4.540%	13,533.50	12,139.35	0.00	N/A	01/01/23	--	3,577,136.24	3,564,996.89	10/01/21
62	410913672	SS	Sterling Heights	MI	Actual/360	4.520%	11,416.18	10,305.58	0.00	N/A	10/01/22	--	3,030,843.33	3,020,537.75	10/01/21
63	780917611	RT	Greenwood Village	CO	Actual/360	4.540%	11,658.24	6,922.62	0.00	N/A	03/01/23	--	3,081,473.86	3,074,551.24	10/01/21
65	440000202	SS	Fort Worth	TX	Actual/360	4.632%	10,455.36	6,010.51	0.00	N/A	03/01/23	--	2,708,641.87	2,702,631.36	10/01/21
66	440000193	RT	Cypress	CA	Actual/360	4.545%	9,886.77	5,903.47	0.00	N/A	02/01/43	--	2,610,369.34	2,604,465.87	10/01/21
67	440000175	OF	Syracuse	NY	Actual/360	4.650%	9,344.64	8,151.16	0.00	N/A	09/01/22	--	2,411,520.59	2,403,369.43	10/01/21
68	410917442	MF	Fayetteville	AR	Actual/360	4.850%	10,572.89	5,680.02	0.00	N/A	02/01/23	--	2,615,972.36	2,610,292.34	10/01/21
69	780917555	RT	Phoenix	AZ	Actual/360	4.560%	9,629.82	5,677.88	0.00	N/A	03/01/23	--	2,534,163.67	2,528,485.79	10/01/21
71	300140071	MH	North Little Rock	AR	Actual/360	5.220%	5,130.73	3,682.09	0.00	N/A	03/05/23	--	1,179,478.12	1,175,796.03	10/05/21
72	300140072	MH	Baker	LA	Actual/360	5.220%	4,869.85	3,494.86	0.00	N/A	03/05/23	--	1,119,504.65	1,116,009.79	10/05/21
74	300140074	MH	New Braunfels	TX	Actual/360	5.680%	9,590.63	6,031.45	0.00	N/A	03/05/23	--	2,026,189.63	2,020,158.18	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
75	410916748	IN	Miami	FL	Actual/360	5.170%	8,458.37	4,128.59	0.00	N/A	12/01/22	--	1,963,258.19	1,959,129.60	10/01/21
78	470074470	MF	Washington	DC	Actual/360	5.230%	7,961.13	1,826,645.67	0.00	N/A	10/01/21	--	1,826,645.67	0.00	09/01/21
81	300140081	MH	Conover	NC	Actual/360	5.220%	7,304.77	5,242.29	0.00	N/A	03/05/23	--	1,679,257.64	1,674,015.35	10/05/21
83	300140083	MH	Spokane	WA	Actual/360	5.130%	5,962.72	7,380.45	0.00	N/A	02/05/23	--	1,394,788.44	1,387,407.99	10/05/21
85	300140085	MH	Tucson	AZ	Actual/360	4.570%	6,129.43	3,627.86	0.00	N/A	02/01/23	--	1,609,478.17	1,605,850.31	10/01/21
90	300140090	MH	Apache Junction	AZ	Actual/360	4.980%	5,553.77	2,855.15	0.00	N/A	02/01/23	--	1,338,258.08	1,335,402.93	10/01/21
93	300140093	RT	Kent	OH	Actual/360	4.990%	4,953.39	3,806.72	0.00	N/A	03/01/23	--	1,191,197.12	1,187,390.40	10/01/21
94	410917689	MH	Swartz Creek	MI	Actual/360	5.170%	5,140.60	3,777.46	0.00	N/A	02/01/23	--	1,193,175.08	1,189,397.62	10/01/21
97	470076580	MF	Amityville	NY	Actual/360	5.120%	4,598.80	2,475.53	0.00	N/A	11/01/21	--	1,077,844.81	1,075,369.28	10/01/21
Totals							2,493,965.93	7,173,194.79	0.00				678,055,985.51	670,882,790.72

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,619,393.20	4,336,131.35	01/01/21	06/30/21	06/11/21	0.00	0.00	3,140,378.00	3,140,378.00	0.00	0.00
4	11,057,295.78	5,631,205.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,101,229.84	1,833,405.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	4,750,978.00	3,191,797.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,007,683.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	366,205.58	1,168,936.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,328,452.37	1,705,551.63	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,499,612.84	758,039.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,356,286.40	687,765.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,861,061.30	737,656.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,607,113.19	760,348.89	01/01/21	06/30/21	--	0.00	0.00	54,541.07	54,541.07	0.00	0.00
24	1,382,585.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	795,626.79	440,197.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,598,575.15	712,309.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	562,003.40	430,020.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	707,715.72	1,340,679.41	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	342,058.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	775,322.73	296,190.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,402,768.39	579,872.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	1,172,343.64	1,438,225.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	833,977.00	399,580.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,038,523.00	585,946.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,113,872.00	510,333.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	680,237.64	328,811.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	641,376.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	916,015.29	734,172.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,293,141.57	1,039,365.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	226,237.44	116,970.45	01/01/21	03/31/21	08/11/21	104,386.12	22,457.57	29,050.51	449,618.93	63,105.59	0.00
52	1,049,800.32	563,150.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	736,926.50	428,743.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	809,811.00	414,524.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	688,112.54	445,762.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1,558,278.00	107,094.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	290,528.67	173,066.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	508,464.84	355,103.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	277,200.00	138,600.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	357,288.86	195,805.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	175,183.14	32,651.45	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	215,049.68	131,392.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	226,334.29	86,246.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	750.41	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
75	476,211.10	206,930.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	264,522.00	267,987.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
81	299,218.36	170,712.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	335,846.85	124,908.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	214,420.21	134,890.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	132,471.06	05/01/19	01/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	108,953.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
97	63,734.00	83,862.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	57,234,880.38	36,416,108.41				104,386.12	22,457.57	3,223,969.58	3,644,538.00	63,856.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
59	470074980	4,126,903.23	Payoff Prior to Maturity	0.00	0.00
78	470074470	1,822,485.56	Payoff Prior to Maturity	0.00	0.00
Totals		5,949,388.79		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	4,823,395.34	0	0.00	0	0.00	0	0.00	0	0.00	2	5,949,388.79	4.406471%	4.329529%	45
09/17/21	0	0.00	0	0.00	2	115,495,144.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413735%	4.336696%	46
08/17/21	0	0.00	0	0.00	2	115,709,556.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413988%	4.336940%	47
07/16/21	0	0.00	0	0.00	2	115,923,144.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417615%	4.340527%	50
06/17/21	0	0.00	0	0.00	2	116,150,301.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419121%	4.342007%	51
05/17/21	0	0.00	0	0.00	2	116,362,196.68	0	0.00	0	0.00	0	0.00	0	0.00	3	5,351,237.22	4.421672%	4.344525%	52
04/16/21	0	0.00	0	0.00	2	116,587,720.89	0	0.00	0	0.00	0	0.00	0	0.00	2	104,200,980.93	4.427039%	4.349808%	52
03/17/21	1	111,903,507.00	0	0.00	1	4,894,429.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423782%	4.353152%	49
02/18/21	0	0.00	0	0.00	2	117,050,843.91	0	0.00	0	0.00	0	0.00	0	0.00	1	1,750,000.00	4.424041%	4.353400%	56
01/15/21	0	0.00	0	0.00	2	117,259,280.34	0	0.00	0	0.00	1	112,343,555.80	0	0.00	0	0.00	4.426169%	4.351248%	57
12/17/20	0	0.00	0	0.00	2	117,466,916.30	0	0.00	0	0.00	0	0.00	0	0.00	1	1,141,716.93	4.426386%	4.351452%	52
11/18/20	0	0.00	0	0.00	2	117,688,333.52	0	0.00	0	0.00	0	0.00	0	0.00	1	8,594,695.63	4.428301%	4.353337%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	310917337 09/01/21		0	B	54,541.07	54,541.07	0.00	9,207,627.47
51	416000075 06/01/20		15	6	29,050.51	449,618.93	76,905.59	4,984,227.09	06/04/20	13
Totals					83,591.58	504,160.00	76,905.59	14,191,854.56
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		1,075,369	1,075,369	0	0
7 - 12 Months		5,423,907	5,423,907	0	0
13 - 24 Months		581,428,261	576,604,866	4,823,395	0
25 - 36 Months		0	0	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		82,955,253	82,955,253	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	670,882,791	666,059,395	0	0	4,823,395	0
Sep-21	678,055,986	562,560,841	0	0	115,495,144	0
Aug-21	679,216,922	563,507,365	0	0	115,709,556	0
Jul-21	682,593,966	566,670,822	0	0	115,923,145	0
Jun-21	684,816,948	568,666,647	0	0	116,150,301	0
May-21	687,688,813	571,326,616	0	0	116,362,197	0
Apr-21	694,274,864	577,687,143	0	0	116,587,721	0
Mar-21	799,837,669	683,039,733	111,903,507	0	4,894,429	0
Feb-21	801,414,104	684,363,260	0	0	117,050,844	0
Jan-21	804,514,468	687,255,188	0	0	117,259,280	0
Dec-20	805,859,567	688,392,651	0	0	117,466,916	0
Nov-20	808,417,337	690,729,003	0	0	117,688,334	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	440000204	110,442,147.90	111,487,951.70	257,000,000.00	05/25/21	3,852,102.47	1.01760	06/30/21	03/01/23	256
51	416000075	4,823,395.34	4,984,227.09	5,760,000.00	07/13/21	99,978.95	1.12730	03/31/21	03/01/23	256
Totals		115,265,543.24	116,472,178.79	262,760,000.00		3,952,081.42

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	440000204	LO	FL	05/26/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is in payment default but Forbearance was finalized to pay back all P&I deferrals by 3/1/2022. Loan will be returned to the master servicer afte r processing a PPP loan.

51	416000075	RT	OH	06/04/20	13

Loan transferred for Payment Default as a result of the Covid-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps. Borrower has released vacant space and SS is reviewing latest relief proposal f rom Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	440000204	114,344,975.16	4.46700%	114,153,904.62 4.46700%		10	12/23/20	04/01/20	01/11/21
Totals		114,344,975.16		114,153,904.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	300140016 07/17/18	13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90	35.39%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	300140016	07/16/21	0.00	0.00	5,398,455.90	0.00	0.00	163.13	0.00	0.00	5,398,455.90
		03/15/19	0.00	0.00	5,398,292.77	0.00	0.00	7,014.84	0.00	0.00
		09/17/18	0.00	0.00	5,391,277.93	0.00	0.00	(7,014.84)	0.00	0.00
		07/17/18	0.00	0.00	5,398,292.77	0.00	0.00	5,398,292.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,398,455.90	0.00	0.00	5,398,455.90	0.00	0.00	5,398,455.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	23,054.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	326.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	1,007.09	0.00	0.00	407.11	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,061.49	0.00	326.68	407.11	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,795.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29